Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	3 Months Ended				3 Months Ended				1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Other Accounts Receivable	Mar. 31, 2014 Accrued Expenses	Mar. 31, 2014 Other income (expenses), net	Mar. 31, 2013 Other income (expenses), net	Mar. 31, 2014 Other, net	Mar. 31, 2013 Other, net	Jan. 22, 2014 Jp Morgan payment	Mar. 31, 2014 Jp Morgan
Fair Value, Option, Quantitative Disclosures [Line Items]
Notional amount	$ 337,100,000	$ 321,400,000							$ 325,000,000
Fair value foreign currency forward contracts, assets			200,000
Fair value of foreign currency forward contracts, liabilities				200,000
Recognized gains (losses) of foreign currency forward contracts					(1,100,000)	(4,700,000)
Change in the fair value of foreign currency forward contracts							1,100,000	4,700,000
Cash settlements							(800,000)	(5,500,000)
Number of semi annual coupon payments									20
Expected future issuance of senior notes - maturity period	22 days								10 years
Fixed interest rate									3.281%
Interest rate swap contract, liability	$ 6,319,000 [1]									$ 6,300,000	[1]

[1]	In anticipation of refinancing our 2015 senior notes in the fourth quarter of 2014, on January 22, 2014, we entered into a pay fixed, receive variable rate forward starting interest rate swap, to be effective October 15, 2014. This derivative financial instrument has been designated and is accounted for as a cash flow hedge under ASC 815, Derivatives and Hedging. The fair value of the forward starting interest rate swap was calculated based on inputs derived from observable market data and as such is classified within Level 2. See Note 11 for additional details about this interest rate swap contract.